Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 1, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and
Statement of Additional Information (the “SAI”), each dated December 1, 2022, for the iShares Self-Driving EV and Tech ETF (IDRV) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
Prior to December 19, 2022, the first six paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is the following, instead of the current first seven paragraphs of the section:
The Fund seeks to track the investment results of the NYSE® FactSet® Global Autonomous Driving and Electric Vehicle IndexTM (the “Underlying Index”), which measures the performance of equity securities issued by companies that produce autonomous driving vehicles, electric vehicles, batteries for electric vehicles, or technologies related to such products. The determination of inclusion in the Underlying Index is made by ICE Data Indices, LLC, or its affiliates (the “Index Provider” or “IDI”).
The Underlying Index is composed of equity securities of companies listed in one of 43 developed or emerging market countries that derive a certain specified percentage of their revenue from selected autonomous or electric vehicle-related industries, as defined by IDI. In addition to categorizing companies by the amount of revenue generated in these industries, the Underlying Index also includes companies that have made public filings or have obtained certification by government entities related to their autonomous driving research and development programs. Companies in these autonomous or electric vehicle related industries include (i) autonomous and electric vehicle manufacturers, (ii) autonomous driving technology companies, (iii) electric vehicle battery producers, (iv) electric vehicle battery materials producers, and (v) electric vehicle charging components producers.
Based on the Index Provider’s methodology and as determined by the Index Provider, companies included in the Underlying Index are comprised of: (1)(a) companies that generate 50% or more of their revenue from the manufacturing of autonomous or electric vehicles (pure player autonomous or electric vehicle manufacturers) and (b) motor vehicle manufacturers that participate in the manufacturing or development of autonomous or electric vehicles, either because they made public filings or have obtained certification by government entities related to their autonomous driving research and development programs (ancillary autonomous driving vehicle manufacturers), or they are customers to external electric battery suppliers and/or producer of electric batteries themselves (ancillary player electric vehicle manufacturers); (2) companies that in the aggregate generate 50% or more of their revenue from 42 selected automotive value chain industries and are a supplier to at least one autonomous driving company (autonomous driving technologies companies); (3) companies that generate 10% or more of their revenue from electric battery manufacturing and are a supplier to at least one autonomous and electric vehicle manufacturer (electric vehicle battery producers); (4) companies that generate 10% or more of their revenue from two lithium exposed chemical industries (electric vehicle battery materials producers); and (5) companies that in the aggregate generate 50% or more of their revenue from 42 selected automotive value chain industries and are a supplier to at least one electric vehicle manufacturer (electric vehicle charging and components producers).
The component securities of the Underlying Index are weighted by float adjusted market capitalization with individual securities capped at 4%.
The Underlying Index will be reviewed and reconstituted annually in December each year. Constituent weights of the Underlying Index are rebalanced semiannually. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time.
As of July 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the automotive, consumer discretionary, industrials, semiconductor and technology industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index includes technology companies that are involved in or exposed to, self-driving or electric vehicle-related industries. These companies may not be exclusively or substantially exposed to the information technology industry and may be classified in the communication services, consumer discretionary, industrials or materials industries or sectors.
Change in the Fund’s “Summary of Principal Risks”
Prior to December 19, 2022, the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” does not include “Custody Risk,” “Industrials Sector Risk,” “Mid‑Capitalization Companies Risk,” “Privatization Risk,” “Small-Capitalization Companies Risk” or “Risk of Investing in Emerging Markets” and includes the following:
Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Self-Driving EV and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated December 1, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and
Statement of Additional Information (the “SAI”), each dated December 1, 2022, for the iShares Self-Driving EV and Tech ETF (IDRV) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus, and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
Prior to December 19, 2022, the first six paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is the following, instead of the current first seven paragraphs of the section:
The Fund seeks to track the investment results of the NYSE® FactSet® Global Autonomous Driving and Electric Vehicle IndexTM (the “Underlying Index”), which measures the performance of equity securities issued by companies that produce autonomous driving vehicles, electric vehicles, batteries for electric vehicles, or technologies related to such products. The determination of inclusion in the Underlying Index is made by ICE Data Indices, LLC, or its affiliates (the “Index Provider” or “IDI”).
The Underlying Index is composed of equity securities of companies listed in one of 43 developed or emerging market countries that derive a certain specified percentage of their revenue from selected autonomous or electric vehicle-related industries, as defined by IDI. In addition to categorizing companies by the amount of revenue generated in these industries, the Underlying Index also includes companies that have made public filings or have obtained certification by government entities related to their autonomous driving research and development programs. Companies in these autonomous or electric vehicle related industries include (i) autonomous and electric vehicle manufacturers, (ii) autonomous driving technology companies, (iii) electric vehicle battery producers, (iv) electric vehicle battery materials producers, and (v) electric vehicle charging components producers.
Based on the Index Provider’s methodology and as determined by the Index Provider, companies included in the Underlying Index are comprised of: (1)(a) companies that generate 50% or more of their revenue from the manufacturing of autonomous or electric vehicles (pure player autonomous or electric vehicle manufacturers) and (b) motor vehicle manufacturers that participate in the manufacturing or development of autonomous or electric vehicles, either because they made public filings or have obtained certification by government entities related to their autonomous driving research and development programs (ancillary autonomous driving vehicle manufacturers), or they are customers to external electric battery suppliers and/or producer of electric batteries themselves (ancillary player electric vehicle manufacturers); (2) companies that in the aggregate generate 50% or more of their revenue from 42 selected automotive value chain industries and are a supplier to at least one autonomous driving company (autonomous driving technologies companies); (3) companies that generate 10% or more of their revenue from electric battery manufacturing and are a supplier to at least one autonomous and electric vehicle manufacturer (electric vehicle battery producers); (4) companies that generate 10% or more of their revenue from two lithium exposed chemical industries (electric vehicle battery materials producers); and (5) companies that in the aggregate generate 50% or more of their revenue from 42 selected automotive value chain industries and are a supplier to at least one electric vehicle manufacturer (electric vehicle charging and components producers).
The component securities of the Underlying Index are weighted by float adjusted market capitalization with individual securities capped at 4%.
The Underlying Index will be reviewed and reconstituted annually in December each year. Constituent weights of the Underlying Index are rebalanced semiannually. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time.
As of July 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the automotive, consumer discretionary, industrials, semiconductor and technology industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index includes technology companies that are involved in or exposed to, self-driving or electric vehicle-related industries. These companies may not be exclusively or substantially exposed to the information technology industry and may be classified in the communication services, consumer discretionary, industrials or materials industries or sectors.
Change in the Fund’s “Summary of Principal Risks”
Prior to December 19, 2022, the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” does not include “Custody Risk,” “Industrials Sector Risk,” “Mid‑Capitalization Companies Risk,” “Privatization Risk,” “Small-Capitalization Companies Risk” or “Risk of Investing in Emerging Markets” and includes the following:
Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.